VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.8%
U.S. Treasury Notes
0.125%, 3/31/23	$ 14,085	$ 13,812
0.125%, 4/30/23	183,785	179,650
0.125%, 8/31/23	14,090	13,631
2.500%, 4/30/24	191,140	189,475
1.000%, 12/15/24	32,410	30,864
0.375%, 7/31/27	58,410	51,061
0.625%, 12/31/27	15,150	13,276
Total U.S. Government Securities (Identified Cost $500,389)		491,769

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,215	3,915
Total Municipal Bond (Identified Cost $3,955)		3,915

Foreign Government Securities—2.0%
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(1)(2)	20,999	1,732
RegS 7.750%, 10/13/19(1)(2)	9,851	813
Dominican Republic 144A 5.500%, 2/22/29(3)	6,410	5,570
Egypt Government International Bond 144A 5.800%, 9/30/27(3)	8,250	5,796
Federal Republic of Brazil 4.625%, 1/13/28	2,000	1,868
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(3)	18,270	18,361
Republic of Colombia 4.000%, 2/26/24	5,800	5,636
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	9,990	8,830
Republic of Egypt 144A 7.600%, 3/1/29(3)	3,000	2,182
Republic of Indonesia
144A 3.375%, 4/15/23(3)(4)	2,844	2,844
144A 4.125%, 1/15/25(3)	11,290	11,250
144A 4.750%, 1/8/26(3)	13,053	13,198
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	1,830	1,889
Republic of Nigeria 144A 6.500%, 11/28/27(3)	6,690	5,068
Republic of Panama 3.875%, 3/17/28	10,000	9,546
Republic of Qatar 144A 3.250%, 6/2/26(3)	5,500	5,424
Sultanate of Oman 144A 5.625%, 1/17/28(3)	9,580	9,197
	Par Value	Value

Foreign Government Securities—continued
United Mexican States 4.150%, 3/28/27	$ 5,200	$ 5,125
Total Foreign Government Securities (Identified Cost $149,497)		114,329

Mortgage-Backed Securities—28.0%
Agency—0.4%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	816	825
Pool #AO5149 3.000%, 6/1/27	145	142
Pool #890710 3.000%, 2/1/31	3,228	3,218
Pool #254549 6.000%, 12/1/32	10	11
Pool #695237 5.500%, 2/1/33	13	13
Pool #773385 5.500%, 5/1/34	60	65
Pool #725762 6.000%, 8/1/34	59	64
Pool #806318 5.500%, 11/1/34	116	121
Pool #806328 5.500%, 11/1/34	102	106
Pool #800267 5.500%, 12/1/34	21	22
Pool #808018 5.500%, 1/1/35	73	78
Pool #941322 6.000%, 7/1/37	6	6
Pool #889578 6.000%, 4/1/38	39	42
Pool #AC6992 5.000%, 12/1/39	1,012	1,065
Pool #AD3841 4.500%, 4/1/40	1,290	1,328
Pool #AD4224 5.000%, 8/1/40	1,211	1,266
Pool #AE4799 4.000%, 10/1/40	11	11
Pool #AH4009 4.000%, 3/1/41	1,565	1,583
Pool #AI2472 4.500%, 5/1/41	969	1,000
Pool #AS6515 4.000%, 1/1/46	2,056	2,071
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	8	9
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(3)(5)(6)	9,785	9,554
		22,600

Non-Agency—27.6%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(6)	9,646	8,806
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-D, A1 144A 2.956%, 9/25/65(3)(6)	$ 3,765	$ 3,537
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	16,110	14,232
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(3)	19,465	19,251
2015-SFR1, A 144A 3.467%, 4/17/52(3)	10,573	10,353
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	8,627	8,185
2020-SFR1, B 144A 2.120%, 4/17/37(3)	6,739	6,385
2020-SFR2, D 144A 3.282%, 7/17/37(3)	1,680	1,586
2020-SFR3, B 144A 1.806%, 9/17/37(3)	4,362	4,029
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	3,972
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	5,901
2021-SFR4, B 144A 2.417%, 12/17/38(3)	4,106	3,702
2022-SFR1, C 144A 3.740%, 3/17/39(3)	1,985	1,864
Angel Oak Mortgage Trust
2021-3, A2 144A 1.305%, 5/25/66(3)(6)	2,250	2,029
2021-5, A1 144A 0.951%, 7/25/66(3)(6)	8,494	7,560
2021-7, A1 144A 1.978%, 10/25/66(3)(6)	10,059	8,790
2021-8, A1 144A 1.820%, 11/25/66(3)(6)	12,263	11,089
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(6)	216	215
2019-2, A1 144A 3.628%, 3/25/49(3)(6)	282	281
Angel Oak Mortgage Trust LLC
2020-6, A1 144A 1.261%, 5/25/65(3)(6)	3,029	2,895
2020-4, A1 144A 1.469%, 6/25/65(3)(6)	4,876	4,659
2021-2, A1 144A 0.985%, 4/25/66(3)(6)	1,863	1,695
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(6)	13,942	12,877
2019-1, A1 144A 3.805%, 1/25/49(3)(6)	4,866	4,685
2019-2, A1 144A 3.347%, 4/25/49(3)(6)	3,966	3,851
2022-1, A1B 144A 3.269%, 12/25/56(3)(6)	4,252	3,840
Banc of America Funding Trust
2004-D, 5A1 2.681%, 1/25/35(6)	1,026	1,027
2005-1, 1A1 5.500%, 2/25/35	123	112
	Par Value	Value

Non-Agency—continued
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(3)(6)	$ 2,614	$ 2,548
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(3)(6)	10,510	10,348
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 2.046%, 3/15/37(3)(6)	5,490	5,235
BPR Trust
2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 2/15/29(3)(6)	1,975	1,948
2022-OANA, A (TSFR1M + 1.898%, Cap N/A, Floor 1.898%) 144A 3.177%, 4/15/37(3)(6)	6,815	6,676
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(3)(6)	7,591	7,252
2021-NQM3, A1 144A 1.699%, 4/25/60(3)(6)	2,092	2,008
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(6)	2,159	2,130
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 10/15/36(3)(6)	6,626	6,426
2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 3.295%, 2/15/39(3)(6)	10,655	9,910
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 2.344%, 5/15/35(3)(6)	19,910	19,209
2019-OC11, B 144A 3.605%, 12/9/41(3)	5,000	4,506
2019-OC11, D 144A 4.075%, 12/9/41(3)(6)	6,249	5,436
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	9,651	8,746
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 2.444%, 6/15/34(3)(6)	17,508	17,102
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(6)	316	303
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(6)	10,462	9,807
2022-R2, A1 144A 3.750%, 12/25/61(3)(6)	5,835	5,660
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	7,342	7,096
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(3)(6)	2,764	2,737
2020-EXP1, A1B 144A 1.804%, 5/25/60(3)(6)	1,891	1,795
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(3)(6)	1,794	1,715
2015-PS1, A1 144A 3.750%, 9/25/42(3)(6)	716	695

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-RP1, A1 144A 3.000%, 9/25/64(3)(6)	$ 5,159	$ 5,069
2019-RP1, A1 144A 3.500%, 1/25/66(3)(6)	7,277	7,081
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(3)(6)	3,989	3,680
2021-3R, A2 144A 1.257%, 12/25/64(3)(6)	935	858
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(3)(6)	5,631	4,949
2022-1, A1 144A 2.284%, 12/27/66(3)(6)	11,507	10,305
2022-3, A1 144A 3.901%, 2/25/67(3)(6)	16,797	16,219
2022-4, A1 144A 4.301%, 3/25/67(3)(6)	7,141	7,054
2022-5, A1 144A 4.550%, 4/25/67(3)(6)	18,961	18,725
COLT Mortgage Loan Trust Funding LLC 2021-2R, A1 144A 0.798%, 7/27/54(3)	2,455	2,415
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(3)(6)	6,489	6,360
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(6)	9,779	8,851
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(6)	9,555	8,949
CoreVest American Finance Trust
2022-1, A 144A 4.744%, 6/1/49(3)(6)	5,000	5,000
2020-1, A1 144A 1.832%, 3/15/50(3)	12,429	11,796
2018-2, A 144A 4.026%, 11/15/52(3)	3,522	3,511
2020-4, A 144A 1.174%, 12/15/52(3)	14,805	13,423
2020-3, A 144A 1.358%, 8/15/53(3)	5,470	4,942
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 2.304%, 5/15/36(3)(6)	22,785	22,412
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.808%, 4/25/44(3)(6)	1,959	1,816
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(6)	9,482	9,225
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(6)	13,392	12,523
2021-RPL3, A1 144A 2.000%, 1/25/60(3)	4,161	3,902
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(6)	8,606	8,248
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(6)	3,627	3,437
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(6)	6,049	5,729
	Par Value	Value

Non-Agency—continued
2021-AFC1, A1 144A 0.830%, 3/25/56(3)(6)	$ 2,861	$ 2,446
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(6)	5,753	5,378
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(6)	10,050	9,447
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(6)	1,677	1,623
2020-1, A1 144A 2.006%, 5/25/65(3)(6)	2,020	1,963
2020-2, A1 144A 1.178%, 10/25/65(3)(6)	7,092	6,828
2021-1, A2 144A 1.003%, 2/25/66(3)(6)	1,287	1,158
2021-2, A1 144A 0.931%, 6/25/66(3)(6)	6,804	6,151
2022-1, A1 144A 2.206%, 1/25/67(3)(6)	9,422	8,589
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 3.025%, 7/15/38(3)(6)	3,101	3,000
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	7,020	6,540
2020-SFR2, A 144A 1.266%, 10/19/37(3)	6,648	6,124
2020-SFR2, B 144A 1.567%, 10/19/37(3)	21,440	19,520
2021-SFR1, D 144A 2.189%, 8/17/38(3)	18,405	16,224
2022-SFR1, A 144A 4.145%, 5/17/39(3)	6,500	6,389
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(6)	1,142	1,102
2018-1, A23 144A 3.500%, 11/25/57(3)(6)	1,006	961
2019-2, A52 144A 3.500%, 6/25/59(3)(6)	4,565	4,525
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(6)	1,343	1,306
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 2/15/38(3)(6)	5,700	5,518
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 3.324%, 11/15/37(3)(6)	8,285	8,205
2020-GC45, AS 3.173%, 2/13/53(6)	4,075	3,667
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	16,760	16,359
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	5,760	5,014
Imperial Fund Mortgage Trust
2021-NQM4, A1 144A 2.091%, 1/25/57(3)(6)	13,089	11,192
2022-NQM3, A1 144A 4.380%, 5/25/67(3)(6)	9,865	9,711

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JP Morgan Mortgage Trust
2014-5, B1 144A 2.839%, 10/25/29(3)(6)	$ 1,882	$ 1,681
2006-A6, 3A3L 2.908%, 10/25/36(6)	333	259
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,411
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.364%, 6/25/29(3)(6)	1,094	1,044
2014-2, 2A2 144A 3.500%, 6/25/29(3)(6)	1,803	1,736
2014-5, B2 144A 2.839%, 10/25/29(3)(6)	886	788
2006-A2, 4A1 3.091%, 8/25/34(6)	256	259
2014-1, 2A12 144A 3.500%, 1/25/44(3)(6)	730	703
2015-1, AM1 144A 2.172%, 12/25/44(3)(6)	1,404	1,402
2016-SH1, M2 144A 3.750%, 4/25/45(3)(6)	5,112	4,694
2015-5, A2 144A 2.352%, 5/25/45(3)(6)	1,831	1,818
2016-SH2, M2 144A 3.750%, 12/25/45(3)(6)	7,357	6,863
2017-3, 2A2 144A 2.500%, 8/25/47(3)(6)	2,270	2,095
2017-5, A1 144A 3.053%, 10/26/48(3)(6)	5,001	4,909
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 2.324%, 12/15/37(3)(6)	1,676	1,600
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 12/15/37(3)(6)	3,750	3,552
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 5/15/36(3)(6)	5,740	5,624
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(6)	8,940	8,486
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(6)	11,065	10,604
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.768%, 2/25/55(3)(6)	7,335	7,190
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(3)(6)	10,595	10,466
MetLife Securitization Trust
2017-1A, M1 144A 3.432%, 4/25/55(3)(6)	7,930	7,399
2018-1A, A 144A 3.750%, 3/25/57(3)(6)	20,984	20,439
2019-1A, A1A 144A 3.750%, 4/25/58(3)(6)	7,357	7,279
	Par Value	Value

Non-Agency—continued
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(3)(6)	$ 2,633	$ 2,440
2022-INV1, A1 144A 3.907%, 4/25/66(3)(6)	12,139	11,631
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(6)	9,596	9,249
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(6)	2,585	2,489
2021-INV1, A1 144A 0.852%, 1/25/56(3)(6)	1,890	1,769
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(6)	1,983	1,925
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(6)	5,468	5,140
2017-3, M2 144A 3.250%, 1/25/61(3)(6)	9,051	8,677
2019-1, M2 144A 3.500%, 10/25/69(3)(6)	12,131	10,925
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.209%, 7/15/46(6)	2,075	2,067
2013-C13, AS 4.266%, 11/15/46	1,735	1,719
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 2.024%, 11/15/34(3)(6)	11,154	11,044
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.380%, 2/25/34(6)	383	375
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.451%, 6/25/44(3)(6)	3,633	3,585
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)	8,710	8,474
2018-4A, B1 (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 2.674%, 1/25/48(3)(6)	5,844	5,633
2014-1A, A 144A 3.750%, 1/25/54(3)(6)	4,279	4,158
2015-2A, A1 144A 3.750%, 8/25/55(3)(6)	3,640	3,512
2016-1A, A1 144A 3.750%, 3/25/56(3)(6)	2,006	1,942
2016-3A, A1 144A 3.750%, 9/25/56(3)(6)	2,284	2,197
2016-4A, A1 144A 3.750%, 11/25/56(3)(6)	3,013	2,913
2017-2A, A3 144A 4.000%, 3/25/57(3)(6)	12,031	11,713
2018-2A, A1 144A 4.500%, 2/25/58(3)(6)	6,963	6,886
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(6)	5,076	4,889
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(6)	595	549
2020-1A, A1B 144A 3.500%, 10/25/59(3)(6)	5,823	5,590
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(6)	3,501	3,386

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-2A, A1 144A 3.750%, 11/26/35(3)(6)	$ 4,547	$ 4,404
2018-1A, A1A 144A 4.000%, 12/25/57(3)(6)	8,588	8,352
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 2.674%, 5/25/55(3)(6)	13,845	13,560
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(6)	11,882	10,743
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(3)(6)	6,707	6,022
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(3)	5,329	5,016
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(6)	1,080	1,070
2021-NQM2, A1 144A 1.101%, 5/25/61(3)(6)	6,084	5,273
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(6)	7,643	6,605
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(6)	2,635	2,271
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.274%, 6/25/57(3)(6)	2,621	2,565
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(3)(6)	5,545	4,828
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(6)	7,890	7,487
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(6)	12,161	11,639
2021-2, A1 144A 2.115%, 3/25/26(3)(6)	2,871	2,735
2021-3, A1 144A 1.867%, 4/25/26(3)(6)	7,237	6,823
2021-7, A1 144A 1.867%, 8/25/26(3)	7,884	7,326
2021-9, A1 144A 2.363%, 10/25/26(3)(6)	8,350	7,839
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(6)	5,050	4,657
2021-RPL2, A1 144A 1.455%, 10/25/51(3)(6)	24,073	21,880
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(3)(6)	11,587	10,842
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(6)	10,956	10,371
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	9,779
2019-SFR3, B 144A 2.571%, 9/17/36(3)	10,340	9,911
2020-SFR2, E 144A 5.115%, 6/17/37(3)	6,890	6,811
2021-SFR2, D 144A 2.197%, 4/19/38(3)	16,205	14,455
2021-SFR6, C 144A 1.855%, 7/17/38(3)	3,770	3,324
	Par Value	Value

Non-Agency—continued
2021-SFR5, D 144A 2.109%, 7/17/38(3)	$ 2,500	$ 2,198
2022-SFR3, A 144A 3.200%, 4/17/39(3)	9,805	9,253
2020-SFR3, A 144A 1.294%, 10/17/27(3)	3,645	3,343
2021-SFR1, C 144A 1.555%, 4/17/38(3)	1,430	1,264
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(6)	2,222	2,000
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(6)	4,305	3,839
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(6)	10,264	9,767
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(6)	7,879	7,505
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	611	573
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(6)	1,223	1,210
2020-1, A1 144A 2.376%, 1/26/60(3)(6)	2,693	2,600
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(6)	19,655	18,549
SBA Tower Trust 144A 1.631%, 11/15/26(3)	9,540	8,534
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(6)	1,736	1,704
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(6)	1,564	1,529
2021-1, A1 144A 1.160%, 7/25/61(3)(6)	7,861	6,943
2021-1, A3 144A 1.560%, 7/25/61(3)(6)	4,562	4,038
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(3)(6)	6,580	6,181
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(6)	889	885
2021-3, A2 144A 1.395%, 6/25/56(3)(6)	2,968	2,653
2021-3, A3 144A 1.518%, 6/25/56(3)(6)	2,467	2,194
2020-3, A1 144A 1.486%, 4/25/65(3)(6)	2,890	2,813
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.711%, 10/25/34(6)	1,994	1,937
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(6)	370	368
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(6)	5,255	5,159
2016-4, B1 144A 3.791%, 7/25/56(3)(6)	8,095	7,744
2017-1, M1 144A 3.750%, 10/25/56(3)(6)	3,665	3,554

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-2, A2 144A 3.250%, 4/25/57(3)(6)	$ 3,990	$ 3,916
2018-2, A2 144A 3.500%, 3/25/58(3)(6)	9,400	8,941
2018-6, A1A 144A 3.750%, 3/25/58(3)(6)	4,695	4,666
2018-6, A1B 144A 3.750%, 3/25/58(3)(6)	1,705	1,659
2019-2, A2 144A 3.750%, 12/25/58(3)(6)	925	870
2020-1, M1 144A 3.500%, 1/25/60(3)(6)	4,820	4,248
2020-MH1, A2 144A 2.500%, 2/25/60(3)(6)	14,281	12,812
2015-2, 1M1 144A 3.250%, 11/25/60(3)(6)	1,445	1,443
2021-1, A2 144A 2.750%, 11/25/61(3)(6)	12,970	11,122
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(3)(6)	2,392	2,279
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	4,458
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	6,490	5,868
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	4,451	4,439
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.659%, 5/10/45(3)(6)	1,008	942
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(3)(6)	4,525	4,418
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(3)(6)	9,926	9,313
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(6)	8,196	7,812
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(6)	12,282	11,502
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(6)	22,969	21,535
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(6)	10,097	9,537
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(3)(6)	7,469	7,131
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(6)	3,977	3,772
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(6)	12,130	11,401
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(6)	12,657	12,013
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(3)(6)	5,760	5,471
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(3)(6)	10,866	10,359
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(6)	$ 4,282	$ 4,272
2019-4, M1 144A 3.207%, 11/25/59(3)(6)	6,070	6,022
2021-R3, A1 144A 1.020%, 4/25/64(3)(6)	5,972	5,679
2021-2, A1 144A 1.031%, 2/25/66(3)(6)	9,156	8,276
2021-3, A1 144A 1.046%, 6/25/66(3)(6)	11,759	10,393
2022-5, A1 144A 3.800%, 4/25/67(3)(6)	22,312	21,536
2022-4, A1 144A 4.474%, 4/25/67(3)(6)	21,066	20,815
2020-1, A1 144A 2.417%, 1/25/60(3)(6)	2,075	2,036
2020-4, A1 144A 1.502%, 5/25/65(3)(6)	8,111	7,720
2021-1, A1 144A 0.815%, 1/25/66(3)(6)	1,674	1,528
2021-R1, A1 144A 0.820%, 10/25/63(3)(6)	5,418	5,278
2021-R2, A1 144A 0.918%, 2/25/64(3)(6)	4,464	4,314
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(6)	4,260	4,080
2019-2, A2 144A 2.924%, 11/25/54(3)(6)	2,510	2,404
2021-1R, A1 144A 1.280%, 5/25/56(3)	9,524	8,919
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	295	283
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,552
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 2.990%, 10/25/34(6)	154	145
2020-4, A1 144A 3.000%, 7/25/50(3)(6)	2,580	2,308
		1,549,705

Total Mortgage-Backed Securities (Identified Cost $1,668,834)		1,572,305

Asset-Backed Securities—26.5%
Automobiles—13.7%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(3)	7,835	7,491
2021-A, C 144A 3.790%, 4/15/27(3)	6,948	6,594
ACC Trust
2019-2, B 144A 3.630%, 8/21/23(3)	1,759	1,758
2021-1, C 144A 2.080%, 12/20/24(3)	3,025	2,944

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-1, C 144A 3.240%, 10/20/25(3)	$ 6,580	$ 6,230
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(3)	6,480	6,458
2022-1A, B 144A 4.470%, 4/20/29(3)	6,780	6,733
American Credit Acceptance Receivables Trust
2020-4, D 144A 1.770%, 12/14/26(3)	13,640	13,069
2021-1, C 144A 0.830%, 3/15/27(3)	11,335	11,078
2021-2, C 144A 0.970%, 7/13/27(3)	9,705	9,416
2021-3, C 144A 0.980%, 11/15/27(3)	2,385	2,287
2022-1, E 144A 3.640%, 3/13/28(3)	11,425	10,458
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	8,090	8,116
2019-1, C 3.360%, 2/18/25	8,800	8,776
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(3)	6,744	6,554
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	3,180	3,154
2019-1, D 144A 4.030%, 7/15/26(3)	1,615	1,604
2021-1, D 144A 1.990%, 4/17/28(3)	3,200	2,891
2021-1, E 144A 3.390%, 4/17/28(3)	1,590	1,421
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(3)	1,130	1,131
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	7,205	6,705
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(3)	8,025	7,630
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	9,205	8,455
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,672
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	11,500	10,276
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(3)	8,015	8,032
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(3)	3,100	3,001
2021-2A, B 144A 1.300%, 1/15/26(3)	3,030	2,957
2022-1A, B 144A 4.890%, 3/16/26(3)	5,000	5,003
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	9,882	9,830
2019-3A, D 144A 3.040%, 4/15/25(3)	4,340	4,304
	Par Value	Value

Automobiles—continued
2019-3A, E 144A 4.600%, 7/15/26(3)	$ 4,399	$ 4,373
2020-N1A, D 144A 3.430%, 1/15/26(3)	11,730	11,595
2020-P1, C 1.320%, 11/9/26	2,250	2,049
2021-N1, C 1.300%, 1/10/28	6,036	5,890
2021-N2, C 1.070%, 3/10/28	6,055	5,841
2021-N3, D 1.580%, 6/12/28	12,685	11,864
2021-P3, B 1.420%, 8/10/27	4,590	4,003
2022-N1, C 144A 3.320%, 12/11/28(3)	4,435	4,316
2022-N1, D 144A 4.130%, 12/11/28(3)	6,815	6,587
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(3)	7,910	7,706
2020-1A, E 144A 4.430%, 2/12/27(3)	9,485	9,351
2021-1A, D 144A 2.110%, 4/12/27(3)	4,015	3,753
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(3)	441	442
2020-A, C 144A 2.540%, 12/15/25(3)	1,409	1,408
2020-C, C 144A 1.710%, 8/17/26(3)	3,452	3,430
2021-A, B 144A 0.610%, 2/18/25(3)	2,472	2,464
2021-A, C 144A 0.830%, 9/15/26(3)	6,500	6,360
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(3)	10,550	10,468
2020-1A, B 144A 2.390%, 4/16/29(3)	4,650	4,568
2020-3A, B 144A 1.770%, 12/17/29(3)	11,195	10,591
2022-1A, A 144A 4.600%, 6/15/32(3)	7,275	7,239
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(3)	2,497	2,434
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	5,609	5,629
2019-3, C 2.900%, 8/15/25	2,571	2,572
2019-4, C 2.510%, 11/17/25	1,655	1,654
DT Auto Owner Trust
2019-2A, C 144A 3.180%, 2/18/25(3)	33	33
2019-4A, C 144A 2.730%, 7/15/25(3)	6,157	6,154
2021-1A, D 144A 1.160%, 11/16/26(3)	3,930	3,643

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-1A, E 144A 2.380%, 1/18/28(3)	$ 2,000	$ 1,863
2021-2A, C 144A 1.100%, 2/16/27(3)	5,985	5,681
2021-2A, D 144A 1.500%, 2/16/27(3)	4,350	4,044
2022-2A, D 144A 5.460%, 3/15/28(3)	7,500	7,303
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	16,905	16,937
2019-3A, C 144A 2.790%, 5/15/24(3)	155	155
2020-1A, D 144A 2.730%, 12/15/25(3)	8,775	8,656
2020-3A, E 144A 3.440%, 8/17/26(3)	3,015	2,940
2021-1A, C 0.740%, 1/15/26	5,000	4,870
2022-3A, C 5.300%, 9/15/27	8,423	8,461
2019-4A, C 144A 2.440%, 9/16/24(3)	1,020	1,020
2018-4A, D 144A 4.350%, 9/16/24(3)	6,888	6,906
2019-1A, D 144A 4.130%, 12/16/24(3)	8,624	8,648
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	1,250	1,249
First Investors Auto Owner Trust
2019-1A, C 144A 3.260%, 3/17/25(3)	2,135	2,136
2021-1A, C 144A 1.170%, 3/15/27(3)	2,915	2,752
2021-2A, C 144A 1.470%, 11/15/27(3)	6,395	5,842
2022-1A, C 144A 3.130%, 5/15/28(3)	5,745	5,441
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(3)	2,195	2,188
2020-1, C 144A 2.240%, 1/15/26(3)	13,785	13,514
2020-3, C 144A 1.730%, 9/15/26(3)	3,490	3,345
2020-4, C 144A 1.280%, 2/16/27(3)	5,284	5,080
2021-1, C 144A 0.910%, 3/15/27(3)	2,930	2,743
Foursight Capital Automobile Receivables Trust
2018-2, D 144A 4.330%, 7/15/24(3)	2,700	2,701
2021-2, C 144A 1.570%, 7/15/27(3)	2,110	1,948
2022-1, B 144A 2.150%, 5/17/27(3)	2,140	2,008
GLS Auto Receivables Issuer Trust
2019-3A, B 144A 2.720%, 6/17/24(3)	671	672
2019-3A, D 144A 3.840%, 5/15/26(3)	3,000	2,952
	Par Value	Value

Automobiles—continued
2019-4A, B 144A 2.780%, 9/16/24(3)	$ 4,272	$ 4,271
2019-4A, C 144A 3.060%, 8/15/25(3)	14,855	14,677
2019-4A, D 144A 4.090%, 8/17/26(3)	3,500	3,415
2020-2A, B 144A 3.160%, 6/16/25(3)	2,560	2,556
2020-3A, D 144A 2.270%, 5/15/26(3)	11,735	11,328
2020-3A, E 144A 4.310%, 7/15/27(3)	18,060	17,570
2020-4A, C 144A 1.140%, 11/17/25(3)	6,955	6,734
2021-3A, C 144A 1.110%, 9/15/26(3)	4,590	4,271
2022-2A, C 144A 5.300%, 4/17/28(3)	3,075	3,061
2022-2A, D 144A 6.150%, 4/17/28(3)	3,005	2,992
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(3)	6,000	5,761
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(3)	3,790	3,507
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	28,055	24,734
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	3,955	3,699
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	2,705	2,511
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	11,781	11,599
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(3)	17,610	15,929
2022-1A, C 144A 5.310%, 6/14/29(3)	7,485	7,457
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)	6,000	5,526
Prestige Auto Receivables Trust
2018-1A, D 144A 4.140%, 10/15/24(3)	3,785	3,787
2019-1A, D 144A 3.010%, 8/15/25(3)	7,060	6,987
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	6,845	6,747
2021-3, C 0.950%, 9/15/27	13,700	13,182
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(3)	3,045	2,989
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(3)	10,470	10,352
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(3)	3,040	3,002
2022-1A, D 144A 5.380%, 1/15/26(3)	4,640	4,563
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(3)	5,725	5,519

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(3)	$ 6,200	$ 6,088
2021-1, D 144A 1.140%, 6/10/26(3)	10,160	9,777
2022-1, C 144A 2.610%, 6/10/27(3)	2,785	2,694
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(3)	11,869	11,805
2020-1A, C 144A 5.940%, 8/15/24(3)	7,338	7,312
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(3)	4,235	4,029
2022-1, B 144A 4.390%, 8/16/27(3)	16,900	16,637
Westlake Automobile Receivables Trust
2020-2A, C 144A 2.010%, 7/15/25(3)	10,355	10,234
2020-3A, C 144A 1.240%, 11/17/25(3)	11,365	11,086
2021-3A, D 144A 2.120%, 1/15/27(3)	10,475	9,737
2022-1A, B 144A 2.750%, 3/15/27(3)	6,090	5,907
		768,532

Consumer Loans—0.8%
Affirm Asset Securitization Trust 2022-A, A 144A 4.300%, 5/17/27(3)	4,765	4,690
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(3)	1,875	1,779
Lendingpoint Asset Securitization Trust
2021-B, A 144A 1.110%, 2/15/29(3)	2,419	2,373
2022-B, A 144A 4.770%, 10/15/29(3)(5)	6,500	6,463
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(3)	8,000	7,833
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(3)	1,460	1,431
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(3)	9,015	8,438
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(3)	2,610	2,407
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	6,835	6,573
		41,987

Credit Card—0.8%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	4,270	3,900
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(3)	10,425	10,257
2021-AA, A 144A 1.200%, 12/21/26(3)	9,020	8,527
	Par Value	Value

Credit Card—continued
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(3)	$ 10,570	$ 10,057
2022-1A, A 144A 2.500%, 9/21/26(3)	14,120	13,374
		46,115

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(3)	2,122	2,069
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(3)	3,750	3,774
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(3)	15,957	14,252
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(3)	9,548	9,584
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(3)	2,441	2,437
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(3)	3,635	3,589
2020-1, A 144A 1.370%, 11/17/25(3)	4,073	4,017
		39,722

Other—10.3%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(3)	2,921	2,715
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(3)	1,830	1,715
2021-1A, C 144A 1.750%, 6/21/27(3)	4,945	4,625
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	2,238	2,220
2019-A, A 144A 3.140%, 7/16/40(3)	3,726	3,611
2019-A, C 144A 4.010%, 7/16/40(3)	22,210	21,306
2020-AA, B 144A 2.790%, 7/17/46(3)	2,160	2,025
2020-AA, D 144A 7.150%, 7/17/46(3)	7,435	7,192
2021-A, A 144A 1.540%, 7/17/46(3)	17,059	15,759
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	16,197	14,552
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	1,941	1,911
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(3)	7,674	7,181
2021-B, B 144A 1.670%, 10/17/34(3)	8,195	7,302
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	2,355	2,300

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Business Jet Securities LLC
2020-1A, A 144A 2.981%, 11/15/35(3)	$ 3,223	$ 2,956
2021-1A, A 144A 2.162%, 4/15/36(3)	3,788	3,425
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(3)	758	743
2017-A, A 144A 2.950%, 10/4/32(3)	4,049	3,928
2020-A, B 144A 2.490%, 2/28/36(3)	4,265	3,999
2022-A, A 144A 4.120%, 9/28/37(3)	9,154	9,005
2022-A, B 144A 4.610%, 9/28/37(3)	3,145	3,093
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	13,468	12,200
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(3)	8,620	8,521
2021-1, C 144A 0.840%, 6/14/27(3)	1,415	1,324
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(3)(5)	2,813	2,722
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(3)	5,250	5,093
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	4,455	4,389
2020-1, D 144A 7.210%, 2/15/28(3)	6,258	5,913
Diamond Resorts Owner Trust
2018-1, B 144A 4.190%, 1/21/31(3)	1,341	1,339
2019-1A, B 144A 3.530%, 2/20/32(3)	2,298	2,250
2021-1A, A 144A 1.510%, 11/21/33(3)	1,947	1,823
2021-1A, B 144A 2.050%, 11/21/33(3)	872	817
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	11,870	11,455
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	327	327
2019-1A, A 144A 3.860%, 11/15/34(3)	1,784	1,765
2021-1A, A 144A 1.270%, 5/15/41(3)	12,901	11,928
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(3)	4,650	4,393
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(3)	4,889	4,323
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(3)	11,952	10,938
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	386	381
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 2.133%, 1/20/33(3)(6)	18,315	17,813
	Par Value	Value

Other—continued
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	$ 19,528	$ 17,733
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(3)	1,171	1,154
2018-AA, A 144A 3.540%, 2/25/32(3)	2,371	2,333
2022-1D, B 144A 4.100%, 6/20/34(3)	5,193	5,089
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	2,184	2,046
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(3)	6,405	5,564
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	8,005	7,302
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	19,065	18,141
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(3)	2,780	2,757
2022-A, B 144A 2.410%, 6/15/29(3)	7,745	7,457
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	12,315	10,679
Libra Solutions LLC 2022-1A, A 144A 4.750%, 5/15/34(3)	3,874	3,834
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(3)	3,383	3,263
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(3)	15,850	13,753
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(3)	7,255	7,198
2020-AA, A 144A 2.190%, 8/21/34(3)	1,954	1,877
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(3)	2,695	2,443
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	691	688
2019-1A, A 144A 2.890%, 11/20/36(3)	2,493	2,409
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	4,889	4,385
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	8,228	7,297
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(3)	9,145	9,017
2022-A, B 144A 3.350%, 10/16/28(3)	5,495	5,200
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(3)	1,604	1,585
2021-2A, A 144A 2.143%, 10/15/33(3)	4,540	4,445
Octane Receivables Trust
2019-1A, B 144A 3.770%, 7/22/24(3)	3,864	3,863
2019-1A, C 144A 4.740%, 6/20/25(3)	17,822	17,691

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
2020-1A, A 144A 1.710%, 2/20/25(3)	$ 4,889	$ 4,841
2021-1A, A 144A 0.930%, 3/22/27(3)	5,846	5,688
2021-1A, B 144A 1.530%, 4/20/27(3)	3,700	3,372
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(3)	7,224	7,126
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	7,620	7,169
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	6,210	5,744
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	6,180	5,944
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.963%, 4/20/29(3)(6)	2,182	2,153
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	17,455	16,974
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(3)	12,425	11,912
2021-A, B 144A 1.920%, 10/15/25(3)	5,465	5,177
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(3)	6,500	6,141
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(3)	1,210	1,198
2019-1A, B 144A 3.420%, 1/20/36(3)	1,116	1,087
2019-2A, B 144A 2.820%, 5/20/36(3)	3,866	3,743
2020-2A, B 144A 2.320%, 7/20/37(3)	2,952	2,830
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	15,283	14,765
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(3)	9,167	8,071
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(3)	3,925	3,768
2021-ST8, A 144A 1.750%, 10/20/29(3)	4,949	4,628
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(3)	357	353
2021-2, B 144A 1.750%, 6/20/31(3)	7,140	6,714
2022-2, A 144A 4.370%, 5/20/32(3)	9,248	9,141
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(3)	9,452	9,252
2022-1A, D 144A 6.680%, 11/26/29(3)	2,794	2,675
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(3)	4,925	4,813
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(3)	1,922	1,884
	Par Value	Value

Other—continued
2022-1A, B 144A 2.288%, 8/20/36(3)	$ 4,611	$ 4,407
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	20,401	17,742
		579,792

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(3)	4,297	4,045
2020-1, A 144A 1.690%, 10/25/51(3)	2,600	2,301
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	785	779
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(3)	2,940	2,691
		9,816

Total Asset-Backed Securities (Identified Cost $1,555,928)		1,485,964

Corporate Bonds and Notes—22.5%
Communication Services—1.6%
Altice France S.A.
144A 5.125%, 7/15/29(3)	4,870	3,677
144A 5.500%, 10/15/29(3)	3,955	3,021
AT&T, Inc. (3 month LIBOR + 0.890%) 2.301%, 2/15/23(6)	8,918	8,919
CommScope, Inc. 144A 4.750%, 9/1/29(3)	7,815	6,304
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	3,785	3,220
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(3)	1,170	1,183
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(3)	5,020	4,280
Lumen Technologies, Inc. 5.625%, 4/1/25	2,905	2,755
Northwest Fiber LLC 144A 4.750%, 4/30/27(3)	5,450	4,488
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	4,544	4,545
Telesat Canada 144A 6.500%, 10/15/27(3)	2,480	1,043
T-Mobile USA, Inc.
3.750%, 4/15/27	6,265	6,033
2.050%, 2/15/28	5,892	5,115
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	4,740	4,588
Twitter, Inc. 144A 3.875%, 12/15/27(3)(4)	5,960	5,619
Verizon Communications, Inc.
2.100%, 3/22/28	8,062	7,161
(3 month LIBOR + 1.100%) 2.511%, 5/15/25(6)	16,061	15,963

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(3)	$ 2,903	$ 2,152
		90,066

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	6,800	6,137
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(3)	2,985	2,877
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	2,870	2,334
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	4,110	3,329
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	5,330	4,467
M/I Homes, Inc. 4.950%, 2/1/28	5,065	4,305
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	2,915	2,883
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	2,885	2,275
		28,607

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(3)	9,585	8,348
BAT Capital Corp.
4.700%, 4/2/27	11,000	10,745
2.259%, 3/25/28	5,870	4,918
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	6,625	5,829
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(3)	2,980	2,056
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	5,470	4,859
		36,755

Energy—3.5%
Aker BP ASA 144A 2.875%, 1/15/26(3)	9,060	8,565
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	5,720	5,447
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,732
BP Capital Markets plc 4.875% (7)	8,705	7,579
Callon Petroleum Co.
6.125%, 10/1/24	3,722	3,780
144A 7.500%, 6/15/30(3)	3,085	2,839
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(3)	5,125	4,880
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	10,640	10,294
CrownRock LP
144A 5.625%, 10/15/25(3)	5,035	4,733
144A 5.000%, 5/1/29(3)	5,675	5,089
Energy Transfer LP 4.200%, 4/15/27	16,025	15,383
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	$ 1,700	$ 1,630
144A 7.500%, 6/1/27(3)	90	87
Hilcorp Energy I LP 144A 6.000%, 4/15/30(3)	4,300	3,741
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(3)	4,285	4,005
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	3,400	2,960
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	9,880	10,060
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	9,925	8,865
NGPL PipeCo LLC 144A 4.875%, 8/15/27(3)	7,945	7,860
Occidental Petroleum Corp.
5.875%, 9/1/25	5,575	5,551
5.500%, 12/1/25	3,115	3,068
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	6,940	6,936
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)(8)	9,545	525
Petroleos Mexicanos
4.625%, 9/21/23(4)	15,765	15,377
6.500%, 3/13/27	15,165	13,091
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(3)	12,700	12,470
Southwestern Energy Co. 5.375%, 2/1/29	4,075	3,780
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	2,398	2,216
Transocean, Inc. 144A 11.500%, 1/30/27(3)	655	615
USA Compression Partners LP 6.875%, 4/1/26	5,940	5,404
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	6,155	5,384
		194,946

Financials—7.7%
AerCap Ireland Capital DAC
2.875%, 8/14/24	4,930	4,696
2.450%, 10/29/26	6,290	5,477
3.000%, 10/29/28	695	585
Series 3NC1 1.750%, 10/29/24	4,930	4,549
Athene Global Funding 144A 2.450%, 8/20/27(3)	14,530	12,725
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	13,996
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)	6,162	6,157
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	3,800	3,436
Banco Mercantil del Norte S.A. 144A 5.875% (3)(7)	15,795	13,172
Banco Santander Chile 144A 2.700%, 1/10/25(3)	5,550	5,285
Bank of America Corp.
3.841%, 4/25/25	4,915	4,890
1.734%, 7/22/27	19,345	17,196

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
2.551%, 2/4/28	$ 6,080	$ 5,530
(3 month LIBOR + 0.770%) 2.133%, 2/5/26(6)	11,312	11,035
Blackstone Private Credit Fund
144A 2.625%, 12/15/26(3)	6,735	5,643
144A 4.000%, 1/15/29(3)	3,345	2,741
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,068
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	755	660
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,278
Series H 4.000%(7)	8,541	6,574
Citadel Finance LLC 144A 3.375%, 3/9/26(3)	5,660	5,177
Citadel LP 144A 4.875%, 1/15/27(3)	2,129	2,060
Citigroup, Inc.
3.200%, 10/21/26	24,642	23,448
(SOFR + 1.280%) 2.599%, 2/24/28(6)	8,147	7,815
Danske Bank A/S
144A 3.773%, 3/28/25(3)	6,075	5,975
144A 1.621%, 9/11/26(3)	1,935	1,731
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	11,802	11,642
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	1,184	1,167
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	15,930	14,605
F&G Global Funding 144A 1.750%, 6/30/26(3)	13,125	11,623
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	24,127
3.850%, 1/26/27	21,430	20,716
Icahn Enterprises LP
4.750%, 9/15/24	10,660	9,949
6.250%, 5/15/26	4,740	4,437
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	16,989
4.323%, 4/26/28	5,930	5,832
(SOFR + 1.180%) 2.472%, 2/24/28(6)	13,015	12,511
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	11,180	9,026
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	8,390	6,690
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(6)	12,860	8,682
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	4,984
Morgan Stanley
2.188%, 4/28/26	6,000	5,617
2.475%, 1/21/28	10,911	9,919
3.591%, 7/22/28	6,000	5,680
Navient Corp. 5.875%, 10/25/24	7,432	6,831
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.875%, 3/15/25	$ 7,380	$ 6,995
OWL Rock Core Income Corp. 144A 5.500%, 3/21/25(3)	4,304	4,132
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	13,429
Spirit Realty LP 4.450%, 9/15/26	6,686	6,575
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,034
Wells Fargo & Co.
4.100%, 6/3/26	14,875	14,631
3.526%, 3/24/28	9,000	8,524
		434,246

Health Care—1.6%
Baxter International, Inc.
1.915%, 2/1/27	9,742	8,724
2.272%, 12/1/28	9,739	8,529
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,424
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	7,095	5,928
Community Health Systems, Inc.
144A 6.125%, 4/1/30(3)	5,415	3,303
144A 5.250%, 5/15/30(3)	3,055	2,321
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	4,530	4,379
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,451
1.750%, 9/2/27	11,909	10,152
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(3)	3,765	3,464
144A 5.125%, 11/1/27(3)	2,750	2,475
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	780
3.150%, 10/1/26	5,415	4,440
4.750%, 5/9/27	1,270	1,086
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	16,145	14,002
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,699
Viatris, Inc.
2.300%, 6/22/27	9,355	8,081
144A 2.300%, 6/22/27(3)	—(9)	—(9)
		90,238

Industrials—0.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	11,404	11,252
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	6,865	6,300
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	6,066	4,732
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,176
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	3,989	3,512
Ferguson Finance plc 144A 4.250%, 4/20/27(3)	2,141	2,081

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	$ 16,510	$ 14,081
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	5,235	4,842
		50,976

Information Technology—1.9%
Block, Inc. 144A 2.750%, 6/1/26(3)	7,510	6,663
CDW LLC
2.670%, 12/1/26	6,466	5,761
3.276%, 12/1/28	6,466	5,578
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	1,435	1,235
144A 6.500%, 10/15/28(3)	2,155	1,778
Dell International LLC 4.900%, 10/1/26	6,420	6,422
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	18,282	17,025
Flex Ltd. 3.750%, 2/1/26	11,130	10,621
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(3)	920	736
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(3)	6,681	5,624
144A 2.700%, 10/15/28(3)	6,580	5,240
Leidos, Inc. 3.625%, 5/15/25	10,350	10,131
Open Text Corp. 144A 3.875%, 2/15/28(3)	5,105	4,541
Oracle Corp. 2.300%, 3/25/28	6,450	5,549
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	12,305	11,025
TD SYNNEX Corp.
144A 1.750%, 8/9/26(3)	6,514	5,738
144A 2.375%, 8/9/28(3)	6,510	5,488
		109,155

Materials—1.8%
Anglo American Capital plc 144A 2.250%, 3/17/28(3)	9,867	8,509
Avient Corp. 144A 5.750%, 5/15/25(3)	5,863	5,620
Bayport Polymers LLC 144A 4.743%, 4/14/27(3)	15,200	14,761
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	9,750
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	2,230	2,213
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	8,080	7,272
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	14,745	13,461
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(3)	7,666	6,916
144A 1.832%, 10/15/27(3)	8,106	6,984
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	3,110	2,714
	Par Value	Value

Materials—continued
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	$ 6,725	$ 6,147
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	11,513	10,285
Suzano Austria GmbH 2.500%, 9/15/28	6,420	5,192
		99,824

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	9,545	8,777
GLP Capital LP
5.250%, 6/1/25	13,175	12,921
5.750%, 6/1/28	1,863	1,820
5.300%, 1/15/29	2,731	2,608
Office Properties Income Trust 2.650%, 6/15/26	5,087	4,323
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,943
Service Properties Trust 4.350%, 10/1/24	8,245	6,700
Uniti Group LP 144A 7.875%, 2/15/25(3)	4,690	4,525
VICI Properties LP
144A 4.625%, 6/15/25(3)	1,305	1,241
144A 5.750%, 2/1/27(3)	6,370	6,045
		59,903

Utilities—1.2%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	14,333
DPL, Inc. 4.125%, 7/1/25	1,591	1,469
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	11,970	10,057
Ferrellgas LP 144A 5.375%, 4/1/26(3)	5,650	4,905
NRG Energy, Inc. 144A 3.750%, 6/15/24(3)	14,667	14,388
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,562
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	11,537
		65,251

Total Corporate Bonds and Notes (Identified Cost $1,391,229)		1,259,967

Leveraged Loans—9.4%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(6)	1,721	1,579
Amentum Government Services Holdings LLC Tranche B-3 (3 month Term SOFR + 4.000%) 4.777% - 5.597%, 2/15/29(6)	2,660	2,525
Brown Group Holding LLC (1 month LIBOR + 2.500%) 4.166%, 6/7/28(6)	9,693	9,178
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.813%, 10/20/27(6)	8,675	8,613

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 4.416%, 9/22/28(6)	$ 6,654	$ 6,268
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(6)	5,225	5,152
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.916%, 5/30/25(6)	5,310	5,035
Tranche F (1 month LIBOR + 2.250%) 3.916%, 12/9/25(6)	6,447	6,100
		44,450

Chemicals—0.5%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(6)	13,344	12,887
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 5.250%, 10/1/25(6)	5,235	4,942
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 4.166%, 5/3/28(6)	6,060	5,707
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 6.063%, 9/22/28(6)	2,264	2,143
		25,679

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 3.360% - 3.650%, 2/11/28(6)	7,153	6,867
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 5.416%, 12/22/26(6)	6,429	5,822
Energy—0.2%
AL GCX Holdings LLC (3 month Term SOFR + 4.299%) 4.799%, 5/17/29(6)	1,765	1,715
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 4.563%, 12/21/28(6)	6,056	5,218
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(6)	6,038	5,733
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(5)(6)(8)	66	—
		12,666

Financials—0.4%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.125%) 4.791%, 11/3/23(6)	3,700	3,548
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 3.845%, 12/1/27(6)	6,050	5,736
Blackhawk Network Holdings, Inc. First Lien (3 month LIBOR + 3.000%) 5.054%, 6/15/25(6)	6,083	5,735
	Par Value	Value

Financials—continued
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 4.140%, 2/2/28(6)	$ 8,733	$ 8,381
		23,400

Food / Tobacco—0.7%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 3.416%, 3/11/25(6)	1,909	1,828
Tranche B-5 (1 month LIBOR + 2.500%) 4.166%, 4/6/28(6)	4,656	4,443
Arterra Wines Canada, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.750%, 11/24/27(6)	5,153	4,800
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 4.688%, 12/8/28(6)	6,095	5,744
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.916%, 1/29/27(6)	6,100	5,600
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.489% - 3.916%, 8/3/25(6)	8,489	8,117
Pegasus Bidco B.V. Tranche B-2 (3 month LIBOR + 4.000%) 0.000%, 7/12/29(6)(10)	2,290	2,167
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(6)	6,423	5,663
		38,362

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 3.005%, 7/1/26(6)	6,016	5,800
BWay Holding Co. (1 month LIBOR + 3.250%) 4.312%, 4/3/24(6)	8,225	7,720
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 1/31/25(6)	2,588	2,377
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.916%, 3/3/28(6)	6,135	5,691
		21,588

Gaming / Leisure—1.2%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(6)	16,829	16,174
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(6)	1,568	1,453
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.374%, 6/22/26(6)	5,826	5,589
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.420%, 4/29/24(6)	9,177	8,639
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 4.416%, 3/13/28(6)	6,050	5,691

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 5.166%, 2/12/27(6)	$ 5,499	$ 4,949
Tranche B-2 (1 month LIBOR + 4.250%) 5.916%, 2/12/27(6)	2,772	2,557
Raptor Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.096%, 11/1/26(6)	2,550	2,393
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(6)	2,180	2,014
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.358%, 4/13/29(6)	3,240	3,070
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 4.500%, 7/21/26(6)	5,844	5,546
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(6)	9,080	8,435
		66,510

Health Care—1.0%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.813%, 1/4/26(6)	1,520	1,444
(1 month LIBOR + 2.750%) 3.813%, 1/4/26(6)	4,986	4,774
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 5.009%, 2/15/29(6)	3,200	2,938
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 4.166%, 3/1/24(6)	7,650	7,429
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 2.812%, 8/1/27(6)	6,113	5,762
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 3.375%, 3/15/28(6)	6,554	6,314
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.500%) 3.645%, 4/20/29(6)	2,580	2,477
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 5.142%, 3/5/26(6)	6,034	5,650
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(6)	2,145	2,010
R1 RCM, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/21/29(6)(10)	10,570	10,147
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 4.170%, 3/6/25(6)	6,265	5,983
		54,928

Housing—0.5%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(6)	3,057	2,754
	Par Value	Value

Housing—continued
CPG International LLC (1 month Term SOFR + 2.600%) 4.092%, 4/28/29(6)	$ 5,885	$ 5,444
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 6/9/28(6)	7,965	7,497
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(6)	3,365	3,097
2022 (3 month Term SOFR + 3.600%) 4.000%, 6/2/28(6)	748	687
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(6)	5,974	5,761
		25,240

Information Technology—0.6%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.250%, 9/19/24(6)	14,318	13,709
BMC Software 2021 (1 month LIBOR + 3.750%) 5.416%, 10/2/25(6)	2,376	2,208
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 4.500%, 9/21/28(6)	4,118	3,898
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 4/24/28(6)	6,663	6,144
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(6)	355	327
2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(6)	8,911	8,326
		34,612

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.521% - 4.755%, 10/8/27(6)	6,065	5,751
Backyard Acquireco, Inc. (1 month LIBOR + 3.750%) 5.416%, 11/2/27(6)	6,645	6,509
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 5.166%, 10/21/28(6)	6,126	5,712
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 4.166%, 3/31/27(6)	4,896	4,610
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(6)	5,473	5,272
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(6)	1,411	1,312
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 4.666%, 10/1/25(6)	5,906	5,669
Titan AcquisitionCo New Zealand Ltd. (1 month LIBOR + 3.000%) 5.877%, 3/28/25(6)	4,897	4,480
		39,315

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 4.166%, 9/18/26(6)	$ 4,695	$ 4,618
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.420%, 2/1/27(6)	5,438	5,173
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 3.574%, 7/17/25(6)	4,310	4,000
2018 (1 month LIBOR + 2.250%) 3.574%, 1/15/26(6)	3,880	3,601
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(6)	4,174	3,831
		16,605

Media / Telecom - Diversified Media—0.0%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 4.739%, 8/21/26(6)	2,542	2,176
Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/15/27(6)	5,672	5,206
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.188%, 10/2/27(6)	3,784	3,336
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.416%, 3/1/27(6)	5,583	5,160
		13,702

Retail—0.2%
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 6.500%, 4/15/28(6)	5,221	4,287
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(6)	4,828	4,531
		8,818

Service—1.0%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 3.416%, 9/7/27(6)	5,981	5,762
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(6)	1,381	1,287
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(6)	5,889	5,545
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 4.239%, 5/30/25(6)	4,116	4,004
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.920%, 6/30/28(6)	5,288	4,969
Tranche C (1 month LIBOR + 3.250%) 4.920%, 6/30/28(6)	1,007	946
	Par Value	Value

Service—continued
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(6)	$ 5,958	$ 5,552
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 2/1/28(6)	6,627	6,209
Pike Corp. 2028 (1 month LIBOR + 3.000%) 4.670%, 1/21/28(6)	8,226	7,803
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(6)	7,141	6,632
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 5.416%, 9/3/26(6)	6,412	6,083
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.916%, 2/10/29(6)	3,522	3,310
		58,102

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.916%, 4/30/26(6)	4,864	4,530
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.989%, 10/28/27(6)	1,794	1,689
		6,219

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 4.416%, 8/1/25(6)	8,853	8,352
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 3.273% - 3.416%, 12/31/25(6)	8,767	8,379
		16,731

Total Leveraged Loans (Identified Cost $555,932)		526,410

	Shares
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159(11)	3,513
Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(6)	9,580(11)	8,394
Total Preferred Stocks (Identified Cost $13,393)		11,907

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(12)	148,014	$ 1,175
Total Common Stocks (Identified Cost $2,594)		1,175

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(12)	98,789	125
Total Rights (Identified Cost $84)		125

Total Long-Term Investments—97.5% (Identified Cost $5,841,835)		5,467,866

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(13)	43,040,432	43,040
Total Short-Term Investment (Identified Cost $43,040)		43,040

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(13)(14)	5,200,532	5,201
Total Securities Lending Collateral (Identified Cost $5,201)		5,201

TOTAL INVESTMENTS—98.4% (Identified Cost $5,890,076)		$5,516,107
Other assets and liabilities, net—1.6%		90,263
NET ASSETS—100.0%		$5,606,370

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual
Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $3,604,617 or 64.3% of net assets.
(4)	All or a portion of security is on loan.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	No contractual maturity date.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
Mexico	1
Canada	1
Indonesia	1
United Kingdom	1
Netherlands	1
Saudi Arabia	1
Other	2
Total	100%
† % of total investments as of June 30, 2022.

As of June 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc. 0.000%, 2/15/29(1)	$542	$542	$498	$(44)

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(1)	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,485,964	$—	$1,476,779	$9,185
Corporate Bonds and Notes	1,259,967	—	1,259,967	—
Foreign Government Securities	114,329	—	114,329	—
Leveraged Loans	526,410	—	526,410	—(1)
Mortgage-Backed Securities	1,572,305	—	1,562,751	9,554
Municipal Bond	3,915	—	3,915	—
U.S. Government Securities	491,769	—	491,769	—
Equity Securities:
Preferred Stocks	11,907	—	11,907	—
Common Stocks	1,175	1,175	—	—
Rights	125	—	—	125
Securities Lending Collateral	5,201	5,201	—	—
Money Market Mutual Fund	43,040	43,040	—	—
Total Investments	$5,516,107	$49,416	$5,447,827	$18,864

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $5,526 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.